Shareholder Report, Average Annual Return (Details)	1 Months Ended	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000117696
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Emerging Markets High Dividend Fund
C000117697
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Emerging Markets High Dividend Fund
C000263314
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Emerging Markets High Dividend Fund
C000117698
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Emerging Markets High Dividend Fund
C000163394
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Enhanced Equity Income Fund
C000163395
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Enhanced Equity Income Fund
C000163396
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Enhanced Equity Income Fund
C000018479
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen High Dividend Equity Fund
C000018480
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen High Dividend Equity Fund
C000018478
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen High Dividend Equity Fund
C000018482
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen International High Dividend Fund
C000018483
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen International High Dividend Fund
C000018481
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen International High Dividend Fund
C000079421
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Small Cap Value Fund
C000079420
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Small Cap Value Fund
C000079419
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Small Cap Value Fund
C000117699
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Value Fund
C000117700
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Value Fund
C000117701
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Cullen Value Fund
Without Sales Load [Member] | C000117696
Average Annual Return [Line Items]
Average Annual Return, Percent			30.26%	9.99%	8.70%
Without Sales Load [Member] | C000117697
Average Annual Return [Line Items]
Average Annual Return, Percent			31.59%	11.09%	9.78%
Without Sales Load [Member] | C000263314
Average Annual Return [Line Items]
Average Annual Return, Percent	3.90%
Without Sales Load [Member] | C000117698
Average Annual Return [Line Items]
Average Annual Return, Percent			31.23%	10.81%	9.51%
Without Sales Load [Member] | C000163394
Average Annual Return [Line Items]
Average Annual Return, Percent			6.67%	6.30%	6.13%
Without Sales Load [Member] | C000163395
Average Annual Return [Line Items]
Average Annual Return, Percent			7.77%	7.37%	7.20%
Without Sales Load [Member] | C000163396
Average Annual Return [Line Items]
Average Annual Return, Percent			7.45%	7.08%	6.92%
Without Sales Load [Member] | C000018479
Average Annual Return [Line Items]
Average Annual Return, Percent			17.14%	9.17%	7.68%
Without Sales Load [Member] | C000018480
Average Annual Return [Line Items]
Average Annual Return, Percent			18.34%	10.27%	8.76%
Without Sales Load [Member] | C000018478
Average Annual Return [Line Items]
Average Annual Return, Percent			18.04%	9.98%	8.48%
Without Sales Load [Member] | C000018482
Average Annual Return [Line Items]
Average Annual Return, Percent			28.71%	8.62%	6.11%
Without Sales Load [Member] | C000018483
Average Annual Return [Line Items]
Average Annual Return, Percent			30.10%	9.73%	7.19%
Without Sales Load [Member] | C000018481
Average Annual Return [Line Items]
Average Annual Return, Percent			29.77%	9.44%	6.91%
Without Sales Load [Member] | C000079421
Average Annual Return [Line Items]
Average Annual Return, Percent			(2.12%)	4.97%	6.22%
Without Sales Load [Member] | C000079420
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.21%)	6.02%	7.29%
Without Sales Load [Member] | C000079419
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.38%)	5.77%	7.02%
Without Sales Load [Member] | C000117699
Average Annual Return [Line Items]
Average Annual Return, Percent			19.51%	8.59%	8.87%
Without Sales Load [Member] | C000117700
Average Annual Return [Line Items]
Average Annual Return, Percent			20.65%	9.69%	9.96%
Without Sales Load [Member] | C000117701
Average Annual Return [Line Items]
Average Annual Return, Percent			20.38%	9.41%	9.68%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent			8.91%	9.33%	7.31%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent			8.91%	9.33%	7.31%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent			8.91%	9.33%	7.31%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.88%	14.42%	14.82%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			12.59%	8.88%	9.27%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			12.59%	8.88%	9.27%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent			12.59%	8.88%	9.27%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent			33.57%	4.20%	8.42%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent			33.57%	4.20%	8.42%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent	4.00%
MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent			33.57%	4.20%	8.42%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.88%	14.42%	14.82%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent			31.22%	8.92%	8.18%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent			31.22%	8.92%	8.18%
MSCI EAFE Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent			31.22%	8.92%	8.18%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.37%	13.59%	14.59%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.37%	13.59%	14.59%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.37%	13.59%	14.59%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.88%	14.42%	14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent			17.88%	14.42%	14.82%